Property, Plant and Equipment - Other non-mining assets (Narrative) (Details)	12 Months Ended
Jun. 30, 2021
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	20.00%
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	33.30%
Furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	16.67%